Income Tax Expense - Summary of Deferred Tax (Income)/Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current tax
Total current tax expense	€ 362	€ 289		€ 284
Deferred tax
Total deferred tax (income)/expense	115	107		(272)
Income tax reported in the Consolidated Income Statement	477	396	[1]	12	[1]
Derivative financial instruments [member]
Deferred tax
Total deferred tax (income)/expense	2	(1)		2
Retirement Benefit Obligations [member]
Deferred tax
Total deferred tax (income)/expense	(1)	4		6
Share-based payment expense [member]
Deferred tax
Total deferred tax (income)/expense	(5)	4		(4)
Other items [member]
Deferred tax
Total deferred tax (income)/expense	119	100		(276)
Republic of Ireland [member]
Current tax
Total current tax expense	17	10		9
Overseas [member]
Current tax
Total current tax expense	€ 345	€ 279		€ 275

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.